Financial instruments - Fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 82,374,102	R$ 75,703,064
Bonds | Foreign market
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 43,616,964	38,703,379
Export credits (“export prepayments”) | Foreign market
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 17,671,131	17,783,760
Export credits (“export prepayments”) | Domestic market (Brazil)
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 823,967	824,035
Assets Financing | Foreign market
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 379,014	278,107
Assets Financing | Domestic market (Brazil)
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 62,955	75,622
ECA - Export Credit Agency | Foreign market
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 691,611
IFC - International Finance Corporation | Foreign market
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 3,165,736	3,198,761
BNDES | Domestic market (Brazil) | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 175,745	215,458
BNDES | Domestic market (Brazil) | BNDES – TLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 2,285,041	2,712,762
BNDES | Domestic market (Brazil) | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 1,757	3,903
BNDES | Domestic market (Brazil) | BNDES – SELIC
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 604,215	686,798
Debentures | Domestic market (Brazil)
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 10,659,539	8,881,277
NCE ("Export Credit Notes") | Domestic market (Brazil)
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 95,229	110,396
NCR ("Rural Credit Notes") | Domestic market (Brazil)
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 2,141,198	R$ 2,228,806